Harris Oakmark International Portfolio Investment Strategy - Harris Oakmark International Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Harris Associates L.P. (“Harris” or “Subadviser”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in common stocks of non-U.S. companies. The Portfolio may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Portfolio will invest in the securities of at least five countries outside the U.S. There are no geographic limits on the Portfolio’s foreign investments, but the Portfolio does not expect to invest more than 35% of its assets in securities of companies based in emerging markets. The Portfolio invests primarily in mid- to large-cap companies. The Portfolio may, from time to time, emphasize one or more sectors. The Portfolio may engage in foreign currency transactions for hedging purposes. Harris uses a value investment style in selecting equity securities for the Portfolio. Harris believes that over time, a company’s stock price will converge with Harris’s estimate of the company’s intrinsic value. By “intrinsic value” Harris means an estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris believes that investing in equity securities priced significantly below what Harris believes is a company’s intrinsic value presents the best opportunity to achieve the Portfolio’s investment objective. Harris uses this value investment philosophy to identify companies that have discounted stock prices compared to what Harris believes are the companies’ intrinsic values.